Collaboration revenue	12 Months Ended
Dec. 31, 2023
Collaboration revenue
Collaboration revenue
16.	Collaboration revenue

The following table summarizes details of collaboration revenues for the year ended December 31, 2023, 2022 and 2021 by collaboration agreement and by category of revenue: upfront payments, milestone payments, research and development service fees and other revenue.

	Year Ended
	December 31,
(in thousands of $)	2023	2022	2021
Zai Lab	$—	—	151,903
J&J	—	—	292,279
AbbVie	—	—	121
Upfront payments	—	—	444,303
Zai Lab	—	—	25,634
J&J	—	—	22,865
AbbVie	30,000	—	102
Other	—	5,365	1,214
Milestone payments	30,000	5,365	49,815
J&J	—	—	2,028
Other	—	424	298
Research and development service fees	—	424	2,326
Zai Lab	5,533	4,238	833
Other collaboration revenue	5,533	4,238	833
Total collaboration revenue	$35,533	$10,026	$497,277

For the years ended December 31, 2023, 2022 and 2021, the collaboration revenue was generated under the agreements with Zai Lab, J&J and AbbVie, each as described below.

Zai Lab

On January 6, 2021, argenx and Zai Lab announced the License agreement for the development and commercialization of efgartigimod in Greater China, granting Zai Lab the exclusive rights to develop and commercialize efgartigimod in Greater China.

Under the terms of the agreement, the Company received $175.0 million in collaboration payments, comprised of a $75 million upfront payment in the form of 568,182 newly issued Zai Lab shares calculated at a price of $132 per share, $75 million as guaranteed non-creditable, non-refundable payment, received in the first quarter of 2021, and an additional $25 million milestone payment upon regulatory approval of efgartigimod by FDA in the U.S. The Company is also eligible to receive tiered royalties (mid-teen to low twenties on a percentage basis) based on annual net sales of efgartigimod in Greater China.

As stated in the accounting policies regarding this collaboration with Zai Lab, the Company concluded there are two performance obligations under IFRS 15, being the transfer of a license and the at arms-length supply of clinical and commercial product. The transaction price of these two agreements was composed of a fixed part, that being an upfront payment of $75 million in the form of newly issued Zai Lab shares, and a $75 million guaranteed, non-creditable, non-refundable payment and $25 million milestone for approval of efgartigimod in the U.S. and the consideration received in return for the supply of clinical and commercial product. The fixed part of the transaction price, as well as the $25 million milestone for approval of efgartigimod in the U.S. has been allocated to the transfer of a license performance obligation, which has been satisfied as of the effective date of the contract, being January 2021 and therefore the revenue is recognized at that point in time.

Under the collaboration agreement, the Company provides clinical supply to Zai Lab. The revenue related to clinical supply is recorded under line item “Other revenues” within the collaboration revenue. The income related to royalties is recorded as “Other revenues” under “collaboration revenue”. During the year ending December 31, 2023 the first revenue related to commercial supply and related royalties are recognized.

Please refer to Note 2 for the material accounting policies on the remainder elements of the agreement.

AbbVie

In April 2016, the Company entered into a collaboration agreement with AbbVie to develop and commercialize ARGX-115 (ABBV-151).

The Company granted AbbVie an exclusive option, for a specified period following completion of IND enabling studies, to obtain a worldwide, exclusive license to the ARGX-115 (ABBV-151) program to develop and commercialize products.

In October 2023, the Company achieved the second development milestone upon initiation of a non-pivotal Clinical Trial, triggering a $30.0 million payment.

Subject to the continuing progress of ARGX-115 (ABBV-151) by AbbVie, the Company is eligible to receive future development, regulatory and commercial milestone payments in aggregate amounts of up to $50 million, $190 million and $325 million, respectively, as well as tiered royalties on sales at percentages ranging from the mid-single digits to the lower teens, subject to customary reductions.

J&J Innovative Medicines

On June 4, 2021, the Company received a termination notification from Cilag GmbH International, an affiliate of J&J Innovative Medicines (J&J), which results in the termination of the Collaboration Agreement to jointly develop and commercialize cusatuzumab. Following the termination, the Company concluded that it has substantially satisfied the performance obligation, and as a consequence, recorded $315.1 million for the 12 months ending December 31, 2021.